Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Issuance of Series B redeemable convertible preferred stock, issuance costs	$ 38	$ 38	$ 21